CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues:
Software license	$ 6,307	$ 6,066	$ 12,725	$ 13,518
Services	16,175	14,601	31,605	26,449
Total revenues	22,482	20,667	44,330	39,967
Cost of revenues:
Software license	640	374	1,565	1,031
Services	9,115	6,823	17,599	13,702
Total cost of revenues	9,755	7,197	19,164	14,733
Gross profit	12,727	13,470	25,166	25,234
Operating expenses:
Research and development costs, net	2,979	2,291	5,650	4,152
Selling and marketing expenses	7,403	6,083	14,737	11,595
General and administrative expenses	2,255	1,761	4,197	3,366
Total operating expenses	12,637	10,135	24,584	19,113
Operating income	90	3,335	582	6,121
Interest income (expenses), net	27	(46)	226	(22)
Net income before taxes	117	3,289	808	6,099
Taxes on income	44	690	34	1,252
Net income	$ 73	$ 2,599	$ 774	$ 4,847
Basic	$ 0.00	$ 0.08	$ 0.02	$ 0.16
Diluted	$ 0.00	$ 0.08	$ 0.02	$ 0.15
Shares used in computing basic net income per share	31,545,346	30,873,416	31,479,942	30,767,584
Shares used in computing diluted net income per share	32,867,492	32,652,099	32,925,309	32,376,192
Software License Revenue [Member]
Operating expenses:
% of Revenues	28.00%	29.00%	29.00%	34.00%
Services Revenue [Member]
Operating expenses:
% of Revenues	72.00%	71.00%	71.00%	66.00%
Total Revenues [Member]
Operating expenses:
% of Revenues	100.00%	100.00%	100.00%	100.00%
Cost Of Revenues Software License [Member]
Operating expenses:
% of Revenues	3.00%	2.00%	4.00%	3.00%
Cost Of Revenues Services [Member]
Operating expenses:
% of Revenues	41.00%	33.00%	40.00%	34.00%
Total Cost Of Revenues [Member]
Operating expenses:
% of Revenues	43.00%	35.00%	43.00%	37.00%
Gross Profit [Member]
Operating expenses:
% of Revenues	57.00%	65.00%	57.00%	63.00%
Research and Development Expense [Member]
Operating expenses:
% of Revenues	13.00%	11.00%	13.00%	10.00%
Selling and Marketing Expense [Member]
Operating expenses:
% of Revenues	33.00%	29.00%	33.00%	29.00%
General and Administrative Expense [Member]
Operating expenses:
% of Revenues	10.00%	9.00%	9.00%	8.00%
Total Operating Expenses [Member]
Operating expenses:
% of Revenues	56.00%	49.00%	55.00%	48.00%
Operating Income [Member]
Operating expenses:
% of Revenues	0.00%	16.00%	1.00%	15.00%
Interest Income [Member]
Operating expenses:
% of Revenues	0.00%	0.00%	1.00%	0.00%
Net Income Before Taxes [Member]
Operating expenses:
% of Revenues	1.00%	16.00%	2.00%	15.00%
Tax Expense Net [Member]
Operating expenses:
% of Revenues	0.00%	3.00%	0.00%	3.00%
Net Income [Member]
Operating expenses:
% of Revenues	1.00%	13.00%	2.00%	12.00%